Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common shares capital	Share premium	Foreign currency translation reserve	Accumulated deficit	Total for Company’s shareholders	Non- controlling interest	Total
Balance at Dec. 31, 2019	$ 76	$ 15,179	$ 179	$ (4,077)	$ 11,357	$ 11	$ 11,368
Balance (in Shares) at Dec. 31, 2019	35,194,844
Loss for the year				(1,959)	(1,959)	(11)	(1,970)
Other comprehensive income			1,397		1,397		1,397
Total comprehensive loss for the year			1,397	(1,959)	(562)	(11)	(573)
Balance at Dec. 31, 2020	$ 76	15,179	1,576	(6,036)	10,795		10,795
Balance (in Shares) at Dec. 31, 2020	35,194,844
Issuance of share capital in a public offering	$ 22	7,942			7,964		7,964
Issuance of share capital in a public offering (in Shares)	9,200,000
Loss for the year				(2,347)	(2,347)		(2,347)
Other comprehensive income			(1,679)		(1,679)		(1,679)
Total comprehensive loss for the year			(1,679)	(2,347)	(4,026)		(4,026)
Balance at Dec. 31, 2021	$ 98	23,121	(103)	(8,383)	14,733		14,733
Balance (in Shares) at Dec. 31, 2021	44,394,844
Loss for the year				(2,901)	(2,901)		(2,901)
Other comprehensive loss			(1,958)		(1,958)		(1,958)
Total comprehensive loss for the year			(1,958)	(2,901)	(4,859)		(4,859)
Balance at Dec. 31, 2022	$ 98	$ 23,121	$ (2,061)	$ (11,284)	$ 9,874		$ 9,874
Balance (in Shares) at Dec. 31, 2022	44,394,844